STATEMENT OF CASH FLOWS	1 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (5,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Net cash used in operating activities	0
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	38,375
Payment of offering costs	(38,375)
Net cash provided by financing activities	0
Net Change in Cash	0
Cash - Beginning of period	0
Cash - End of period	0
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	246,037
Deferred offering costs paid by Sponsor in exchange for the issuance of common stock	$ 20,000